Fair Value Measurements - Assets and liabilities measured and carried at fair value in the financial statements (Details) - USD ($) $ in Millions		Dec. 31, 2016	Dec. 31, 2015
Assets:
Fixed maturities, Available for sale, Fair Value		$ 28,020	$ 25,486
Fixed maturities, Trading, Fair Value		117	114
Equity securities, Available for sale, Fair Value		495	486
Variable annuity assets (separate accounts)	[1]	600	608
Other assets — derivatives		492	241
Total assets accounted for at fair value		29,725	26,937
Liabilities:
Total liabilities accounted for at fair value		1,789	1,377
Annuity benefits accumulated
Liabilities:
Derivatives included in annuity benefits accumulated and other liabilities		1,759	1,369
Other liabilities
Liabilities:
Derivatives included in annuity benefits accumulated and other liabilities		30	8
Fixed maturities
Assets:
Fixed maturities, Available for sale, Fair Value		28,020	25,486
Fixed maturities, Trading, Fair Value		117	114
U.S. Government and government agencies
Assets:
Fixed maturities, Available for sale, Fair Value		50	60
States, municipalities and political subdivisions
Assets:
Fixed maturities, Available for sale, Fair Value		4,176	3,966
Foreign government
Assets:
Fixed maturities, Available for sale, Fair Value		13	13
Residential MBS
Assets:
Fixed maturities, Available for sale, Fair Value		2,597	2,584
Commercial MBS
Assets:
Fixed maturities, Available for sale, Fair Value		1,349	1,974
Asset-backed securities
Assets:
Fixed maturities, Available for sale, Fair Value		4,519	3,492
Corporate and other
Assets:
Fixed maturities, Available for sale, Fair Value		15,316	13,397
Equity securities
Assets:
Equity securities, Available for sale, Fair Value		495	486
Other assets — derivatives
Assets:
Other assets — derivatives		1	2
Level 1
Assets:
Variable annuity assets (separate accounts)	[1]	0	0
Total assets accounted for at fair value		385	398
Liabilities:
Total liabilities accounted for at fair value		0	0
Level 1 | Annuity benefits accumulated
Liabilities:
Derivatives included in annuity benefits accumulated and other liabilities		0	0
Level 1 | Other liabilities
Liabilities:
Derivatives included in annuity benefits accumulated and other liabilities		0	0
Level 1 | Fixed maturities
Assets:
Fixed maturities, Available for sale, Fair Value		25	26
Fixed maturities, Trading, Fair Value		0	0
Level 1 | U.S. Government and government agencies
Assets:
Fixed maturities, Available for sale, Fair Value		10	10
Level 1 | States, municipalities and political subdivisions
Assets:
Fixed maturities, Available for sale, Fair Value		0	0
Level 1 | Foreign government
Assets:
Fixed maturities, Available for sale, Fair Value		0	0
Level 1 | Residential MBS
Assets:
Fixed maturities, Available for sale, Fair Value		0	0
Level 1 | Commercial MBS
Assets:
Fixed maturities, Available for sale, Fair Value		0	0
Level 1 | Asset-backed securities
Assets:
Fixed maturities, Available for sale, Fair Value		0	0
Level 1 | Corporate and other
Assets:
Fixed maturities, Available for sale, Fair Value		15	16
Level 1 | Equity securities
Assets:
Equity securities, Available for sale, Fair Value		360	372
Level 1 | Other assets — derivatives
Assets:
Other assets — derivatives		0	0
Level 2
Assets:
Variable annuity assets (separate accounts)	[1]	600	608
Total assets accounted for at fair value		27,963	25,276
Liabilities:
Total liabilities accounted for at fair value		30	8
Level 2 | Annuity benefits accumulated
Liabilities:
Derivatives included in annuity benefits accumulated and other liabilities		0	0
Level 2 | Other liabilities
Liabilities:
Derivatives included in annuity benefits accumulated and other liabilities		30	8
Level 2 | Fixed maturities
Assets:
Fixed maturities, Available for sale, Fair Value		26,728	24,280
Fixed maturities, Trading, Fair Value		117	114
Level 2 | U.S. Government and government agencies
Assets:
Fixed maturities, Available for sale, Fair Value		32	35
Level 2 | States, municipalities and political subdivisions
Assets:
Fixed maturities, Available for sale, Fair Value		4,101	3,934
Level 2 | Foreign government
Assets:
Fixed maturities, Available for sale, Fair Value		13	13
Level 2 | Residential MBS
Assets:
Fixed maturities, Available for sale, Fair Value		2,449	2,400
Level 2 | Commercial MBS
Assets:
Fixed maturities, Available for sale, Fair Value		1,324	1,938
Level 2 | Asset-backed securities
Assets:
Fixed maturities, Available for sale, Fair Value		4,160	3,159
Level 2 | Corporate and other
Assets:
Fixed maturities, Available for sale, Fair Value		14,649	12,801
Level 2 | Equity securities
Assets:
Equity securities, Available for sale, Fair Value		25	31
Level 2 | Other assets — derivatives
Assets:
Other assets — derivatives		1	2
Level 3
Assets:
Variable annuity assets (separate accounts)	[1]	0	0
Total assets accounted for at fair value		1,377	1,263
Liabilities:
Total liabilities accounted for at fair value		1,759	1,369
Level 3 | Annuity benefits accumulated
Liabilities:
Derivatives included in annuity benefits accumulated and other liabilities		1,759	1,369
Level 3 | Other liabilities
Liabilities:
Derivatives included in annuity benefits accumulated and other liabilities		0	0
Level 3 | Fixed maturities
Assets:
Fixed maturities, Available for sale, Fair Value		1,267	1,180
Fixed maturities, Trading, Fair Value		0	0
Level 3 | U.S. Government and government agencies
Assets:
Fixed maturities, Available for sale, Fair Value		8	15
Level 3 | States, municipalities and political subdivisions
Assets:
Fixed maturities, Available for sale, Fair Value		75	32
Level 3 | Foreign government
Assets:
Fixed maturities, Available for sale, Fair Value		0	0
Level 3 | Residential MBS
Assets:
Fixed maturities, Available for sale, Fair Value		148	184
Level 3 | Commercial MBS
Assets:
Fixed maturities, Available for sale, Fair Value		25	36
Level 3 | Asset-backed securities
Assets:
Fixed maturities, Available for sale, Fair Value		359	333
Level 3 | Corporate and other
Assets:
Fixed maturities, Available for sale, Fair Value		652	580
Level 3 | Equity securities
Assets:
Equity securities, Available for sale, Fair Value		110	83
Level 3 | Other assets — derivatives
Assets:
Other assets — derivatives		0	0
Equity options — fixed-indexed annuities | Other investments
Assets:
Other assets — derivatives		492	241
Equity options — fixed-indexed annuities | Level 1 | Other investments
Assets:
Other assets — derivatives		0	0
Equity options — fixed-indexed annuities | Level 2 | Other investments
Assets:
Other assets — derivatives		492	241
Equity options — fixed-indexed annuities | Level 3 | Other investments
Assets:
Other assets — derivatives		$ 0	$ 0

[1]	Variable annuity liabilities equal the fair value of variable annuity assets.